SEC 2393 (9-97)
SEC 2393 (9-97)



                     U.S. Securities and Exchange Commission

                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold

                             Pursuant to Rule 24f-2

1. Name and address of issuer: American Skandia Life Assurance Corporation
                               One Corporate Drive

                                Shelton, CT 06484

2. Name of each series or class of funds for which this notice is filed:

     Variable Account B - Class 7

3. Investment Company Act File Number:811-09705

     Securities Act File Number: 333-91629; 333-93775

4(a). Last day of fiscal year for which this notice is filed: 12/31/00

4(b). Check box if this Form is being Filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.
      [ ]


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5. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24f: $12,589,650

(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year:                        $220,585

(iii) Aggregate price of securities redeemed orrepurchased during any prior fiscal year ending not earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:

                                                                             $ 0

(iv) Total available redemption credits [add Items 5(ii) and 5(iii):
                                                               -$220,585

(v) Net sales - if Item 5(I) is greater than Item 5(iv)[subtract Item 5(iv) from
    Item 5(I)]: $___________

(vi) Redemption credits available for use in future years $12,369,065 if Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii) Multiplier for determining registration fee (See Instruction C.9):
                                                                x .000250

(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0"
       if no fee is due):                                       = $ 3,092

6. Prepaid Shares

  If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                               + $--------

8. Total of the amount of the registration fee due plus any interest due
   [line 5(viii) plus line 7]:
                                                                       = $ 3,092

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

March 28, 2001

Method of Delivery:

[ XX ] Wire Transfer
[ ] Mail or other means


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  SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  /s/ David R. Monroe

  David R. Monroe
  Senior Vice President

  Treasurer and Corporate Controller

  March 28, 2001

  SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  -----------------------------------
  David R. Monroe
  Senior Vice President

  Treasurer and Corporate Controller

  March 28, 2001